FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Hierarchy Measurements of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Available-for-sale fixed maturity securities	$ 64,209
Equity securities	7,972	$ 3,854
Investment real estate	3,000	2,366
Real estate partnerships	4,241	3,438
Investment funds	8,962	6,111
Short-term investments	475	4,400
Cash and cash equivalents	13,014	12,243
Other assets – market risk benefit assets	2,783	2,461
Separate account assets	822	1,343
Financial liabilities
Policyholders’ account balances – embedded derivative	6,488	1,160
Market risk benefits	4,536	3,655
Derivative Liability, Subject to Master Netting Arrangement, before Offset	119	57
Separate account liabilities	822	1,343	$ 1,189
Not subject to fair value hierarchy
Financial assets
Investment funds	662	380
Other	782	637
Separate account assets	0	31
Total Fair Value
Financial assets
Real estate partnerships		1,500
Financial liabilities
Other invested assets		171
Real Estate Partnerships, Fair Value ASC 825	2,300
Other Invested Assets, Fair Value ASC 825	407
Recurring | Total Fair Value
Financial assets
Available-for-sale fixed maturity securities	64,209	53,802
Equity securities	7,714	3,854
Investment real estate	1,253	1,283
Real estate partnerships	2,385	1,529
Investment funds	152	124
Short-term investments	475	4,400
Derivative assets	1,611	1,361
Separately managed accounts	54	71
Other	407	319
Cash and cash equivalents	13,014	12,243
Reinsurance funds withheld – embedded derivative	48	18
Premiums due and other receivables – derivative asset	19	22
Other assets – market risk benefit assets	1,174	856
Separate account assets	822	1,312
Total financial assets	93,337	81,194
Financial liabilities
Policyholders’ account balances – embedded derivative	6,414	1,123
Market risk benefits	4,536	3,655
Funds withheld for reinsurance liabilities – embedded derivative	74	37
Derivative Liability, Subject to Master Netting Arrangement, before Offset	37	27
Separate account liabilities	822	1,312
Total financial liabilities	11,883	6,154
Recurring | Total Fair Value | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	360	369
Recurring | Total Fair Value | U.S. state and municipal
Financial assets
Available-for-sale fixed maturity securities	3,158	3,289
Recurring | Total Fair Value | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	1,851	2,042
Recurring | Total Fair Value | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	48,599	37,380
Recurring | Total Fair Value | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	1,204	1,310
Recurring | Total Fair Value | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	3,738	3,320
Recurring | Total Fair Value | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	5,299	6,092
Recurring | Total Fair Value | Common stock
Financial assets
Equity securities	7,222	3,412
Recurring | Total Fair Value | Preferred stock
Financial assets
Equity securities	492	438
Recurring | Total Fair Value | Private equity and other
Financial assets
Equity securities		4
Recurring | Level 1
Financial assets
Available-for-sale fixed maturity securities	299	310
Equity securities	7,152	2,894
Investment real estate	0	0
Real estate partnerships	0	0
Investment funds	0	0
Short-term investments	1	3,213
Derivative assets	0	0
Separately managed accounts	0	0
Other	0	0
Cash and cash equivalents	13,014	12,243
Reinsurance funds withheld – embedded derivative	0	0
Premiums due and other receivables – derivative asset	0	0
Other assets – market risk benefit assets	0	0
Separate account assets	804	258
Total financial assets	21,270	18,918
Financial liabilities
Policyholders’ account balances – embedded derivative	0	0
Market risk benefits	0	0
Funds withheld for reinsurance liabilities – embedded derivative	0	0
Derivative Liability, Subject to Master Netting Arrangement, before Offset	0	0
Separate account liabilities	804	258
Total financial liabilities	804	258
Recurring | Level 1 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	299	310
Recurring | Level 1 | U.S. state and municipal
Financial assets
Available-for-sale fixed maturity securities	0	0
Recurring | Level 1 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	0	0
Recurring | Level 1 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Recurring | Level 1 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Recurring | Level 1 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Recurring | Level 1 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	0	0
Recurring | Level 1 | Common stock
Financial assets
Equity securities	7,132	2,858
Recurring | Level 1 | Preferred stock
Financial assets
Equity securities	20	36
Recurring | Level 1 | Private equity and other
Financial assets
Equity securities		0
Recurring | Level 2
Financial assets
Available-for-sale fixed maturity securities	59,697	48,013
Equity securities	65	14
Investment real estate	0	0
Real estate partnerships	0	0
Investment funds	0	0
Short-term investments	243	834
Derivative assets	1,408	1,138
Separately managed accounts	0	0
Other	0	11
Cash and cash equivalents	0	0
Reinsurance funds withheld – embedded derivative	0	0
Premiums due and other receivables – derivative asset	19	22
Other assets – market risk benefit assets	0	0
Separate account assets	18	1,054
Total financial assets	61,450	51,086
Financial liabilities
Policyholders’ account balances – embedded derivative	0	0
Market risk benefits	0	0
Funds withheld for reinsurance liabilities – embedded derivative	0	0
Derivative Liability, Subject to Master Netting Arrangement, before Offset	37	27
Separate account liabilities	18	1,054
Total financial liabilities	55	1,081
Recurring | Level 2 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	61	59
Recurring | Level 2 | U.S. state and municipal
Financial assets
Available-for-sale fixed maturity securities	3,158	3,233
Recurring | Level 2 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	1,829	2,042
Recurring | Level 2 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	47,317	34,696
Recurring | Level 2 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	1,185	1,291
Recurring | Level 2 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	3,628	3,245
Recurring | Level 2 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	2,519	3,447
Recurring | Level 2 | Common stock
Financial assets
Equity securities	2	2
Recurring | Level 2 | Preferred stock
Financial assets
Equity securities	63	12
Recurring | Level 2 | Private equity and other
Financial assets
Equity securities		0
Recurring | Level 3
Financial assets
Available-for-sale fixed maturity securities	4,213	5,479
Equity securities	497	946
Investment real estate	1,253	1,283
Real estate partnerships	2,385	1,529
Investment funds	152	124
Short-term investments	231	353
Derivative assets	203	223
Separately managed accounts	54	71
Other	407	308
Cash and cash equivalents	0	0
Reinsurance funds withheld – embedded derivative	48	18
Premiums due and other receivables – derivative asset	0	0
Other assets – market risk benefit assets	1,174	856
Separate account assets	0	0
Total financial assets	10,617	11,190
Financial liabilities
Policyholders’ account balances – embedded derivative	6,414	1,123
Market risk benefits	4,536	3,655
Funds withheld for reinsurance liabilities – embedded derivative	74	37
Derivative Liability, Subject to Master Netting Arrangement, before Offset	0	0
Separate account liabilities	0	0
Total financial liabilities	11,024	4,815
Recurring | Level 3 | U.S. treasury and government
Financial assets
Available-for-sale fixed maturity securities	0	0
Recurring | Level 3 | U.S. state and municipal
Financial assets
Available-for-sale fixed maturity securities	0	56
Recurring | Level 3 | Foreign governments
Financial assets
Available-for-sale fixed maturity securities	22	0
Recurring | Level 3 | Corporate debt securities
Financial assets
Available-for-sale fixed maturity securities	1,282	2,684
Recurring | Level 3 | Residential mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	19	19
Recurring | Level 3 | Commercial mortgage-backed securities
Financial assets
Available-for-sale fixed maturity securities	110	75
Recurring | Level 3 | Collateralized debt securities
Financial assets
Available-for-sale fixed maturity securities	2,780	2,645
Recurring | Level 3 | Common stock
Financial assets
Equity securities	88	552
Recurring | Level 3 | Preferred stock
Financial assets
Equity securities	$ 409	390
Recurring | Level 3 | Private equity and other
Financial assets
Equity securities		$ 4